Other Long-term investments - Summary of Movement of Other Long-term Investments and Prepayments for Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other long-term investments
Balance at the beginning of year	$ 2,970	$ 12,114
Investments made/transferred from prepayments		3,500
Disposal during the year	(1,936)
Transfer to short-term investments		(1,510)
Impairment	$ (1,034)	(10,805)
Exchange differences		(329)
Balance at the end of year		$ 2,970